Cash Flow Information	12 Months Ended
Jun. 30, 2025
Cash Flow Information [Abstract]
Cash flow information

8 Cash flow information

(a) Reconciliation of profit after income tax to net cash inflow from operating activities

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Loss for the year	(38,342,457)	(47,949,119)	(34,611,194)
Adjustments for
Depreciation and amortization	2,595,637	3,126,286	3,296,532
Contingent consideration	4,069,680	8,860,358	-
Finance costs	(285)	109,207	86,091
Finance income	(888,196)	-	-
Leave provision	46,640	111,196	189,766
Share-based payments	1,895,348	2,640,178	3,037,887
Disposal of intellectual property	-	1,687,791	-
Impairment	-	1,478,892	-
Net foreign currency (gains)/losses	(138,141)	(94,964)	850,280
Change in operating assets and liabilities:
Movement in trade receivables	(9,412,647)	3,480,495	1,506,019
Movement in other current assets	2,948,714	73,871	95,688
Movement in trade payables	514,645	3,499,874	2,347,133
Net cash outflow from operating activities	(36,645,477)	(22,975,935)	(23,201,798)

Contingent consideration, impairment and movement in trade receivables was restated from the annual report for the year ended 30 June 2025. There was no impact to the net cash outflow from operating activities.

(b) Non-cash investing and financing activities

Non-cash investing and financing activities disclosed in other notes are:

●	options issued for no cash consideration - note 16.